Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000702149
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2020
Prospectus Date	rr_ProspectusDate	Aug. 29, 2019